Income Taxes - Unrecognized Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Balance at October 1,	$ 4,509	$ 4,191
Tax positions related to current year:
Additions	0	0
Reductions	0	0
Tax positions related to prior years:
Additions	234	506
Reductions	(1,293)	0
Settlements with taxing authorities	(302)	0
Lapses in statues of limitations	(3,033)	(188)
Balance at September 30,	$ 115	$ 4,509